Results for the Year - Valuation Assumptions for Warrants Granted (Details) - DKK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Results of the year [Line Items]
Fair value per warrant on grant date	kr 701.82	kr 631.51	kr 425.80
Share price	2,282.35	2,009.79	1,483.58
Exercise price	kr 2,282.35	kr 2,009.79	kr 1,483.58
Expected dividend yield	0.00%	0.00%	0.00%
Expected stock price volatility	36.60%	37.00%	34.20%
Risk-free interest rate	(0.54%)	(0.58%)	(0.56%)
Expected life of warrants	5 years	5 years	5 years
Fair value of warrants granted	kr 124	kr 75	kr 131
Fair value of RSU granted (in dollars per share)	kr 2,236.44	kr 1,927.83	kr 1,511.70
RSU
Results of the year [Line Items]
Fair value of RSU granted (in dollars per share)	kr 2,236.44	kr 1,927.83	kr 1,511.70
Fair value of RSU granted	kr 416	kr 90	kr 176